SHARE BASED AND OTHER COMPENSATION (Details 3) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options, Forfeited or cancelled	(250,000)
Equity Option [Member]
Outstanding Begining	5,956,833	608,333	608,333	358,333
Number of Options, Granted	2,897,500		5,683,500	480,000
Number of Options, Exercised	(236,896)		0	0
Number of Options, Forfeited or cancelled	(1,458,937)		(335,000)	(230,000)
Outstanding Ending	7,158,500		5,956,833	608,333	358,333
Weighted Average Exercise Price, Outstanding Begining	$ 2.04	$ 14.60	$ 14.60	$ 21.60
Weighted Average Exercise Price, Granted	4.72		2.14	12.60
Weighted Average Exercise Price, Exercised	(1.34)		0	0
Weighted Average Exercise Price, Forfeited or cancelled	(2.95)		(5.34)	(24.60)
Weighted Average Exercise Price, Outstanding Ending	$ 3.70		$ 2.04	$ 14.60	$ 21.60
Number of Options Vested/Exercisable at Beginning balance	2,208,757	296,666	296,666	138,333
Number of Options Vested/Exercisable at Ending balance	3,481,374		2,208,757	296,666	138,333
Weighted Average Remaining Contractual Life (Years)	9 years 4 months 24 days	9 years 8 months 12 days	1 year 8 months 5 days	4 years 1 month 6 days	4 years 2 months 26 days